C3 Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Summary of Components of Right of Use Assets
Leases with the Company as lessee
Right-of-use assets

	2024				2023
	Real estate	Vehicles	Other	Total	Real estate	Vehicles	Other	Total
Cost

Opening balance	16,003	769	300	17,072	15,895	998	303	17,196
Additions	2,295	265	–	2,560	1,307	257	1	1,565
Balances regarding acquired/divested business	–31	–	–	–31	2	–	–	2
Terminations	–1,794	–270	–	–2,064	–870	–489	–	–1,359
Translation differences	606	22	11	639	–331	3	–4	–332
Closing balance	17,079	786	311	18,176	16,003	769	300	17,072

Accumulated depreciations

Opening balance	–9,180	–489	–184	–9,853	–7,789	–629	–138	–8,556
Depreciations	–1,950	–190	–39	–2,179	–2,146	–232	–49	–2,427
Balances regarding acquired/divested business	31	–	–	31	–	–	–	–
Terminations	1,421	252	–	1,673	546	373	–	919
Translation differences	–328	–15	–7	–350	209	–1	3	211
Closing balance	–10,006	–442	–230	–10,678	–9,180	–489	–184	–9,853

Accumulated impairment losses

Opening balance	–453	–	–61	–514	–374	–	–	–374
Impairment losses	–99	–	–	–99	–93	–	–61	–154
Terminations	47	–	–	47	3	–	–	3
Translation differences	–24	–	–	–24	11	–	–	11
Closing balance	–529	–	–61	–590	–453	–	–61	–514

Financial sublease

Opening balance	–385	–	–	–385	–396	–	–	–396
Derecognition for sublease	–	–	–	–	–2	–	–	–2
Translation differences	–36	–	–	–36	13	–	–	13
Closing balance	–421	–	–	–421	–385	–	–	–385
Net carrying value	6,123	344	20	6,487	5,985	280	55	6,320

Summary of Cash payments

Cash payments
	2024	2023
Repayments of the lease liabilities 1)	–2,492	–2,857
Interest expense of the lease liabilities	–421	–464
Low-value asset not included in the measurement of the liabilities	–432	–459
Variable lease payments not included in the measurement of the lease liabilities	–472	–284
Total cash outflow	–3,817	–4,064
1)
Including advance
payments
.

Summary of Future Minimum Payment Receivables

Future minimum receivables
	Financial leases	Operating leases
2025	14	45
2026	–	21
2027	–	13
2028	–	3
2029	–	1
Total	14	83